UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.818350.103

AFF5-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.0%
	Shares	Value
Domestic Equity Funds - 37.4%
Fidelity 100 Index Fund	313,258	$ 2,844,380
Fidelity Advisor Dividend Growth Fund Institutional Class	617,070	6,689,036
Fidelity Advisor Equity Growth Fund Institutional Class	129,777	8,000,767
Fidelity Advisor Equity Income Fund Institutional Class	431,034	10,745,689
Fidelity Advisor Growth & Income Fund Institutional Class	536,112	9,843,010
Fidelity Advisor Large Cap Fund Institutional Class	562,104	9,510,807
Fidelity Advisor Mid Cap Fund Institutional Class	238,703	5,215,655
Fidelity Advisor Small Cap Fund Institutional Class	105,763	2,561,572
Fidelity Small Cap Opportunities Fund	310,127	2,446,902
TOTAL DOMESTIC EQUITY FUNDS		57,857,818
International Equity Funds - 8.6%
Fidelity Advisor Diversified International Fund Institutional Class	333,976	6,692,874
Fidelity Advisor Overseas Fund Institutional Class	311,891	6,696,306
TOTAL INTERNATIONAL EQUITY FUNDS		13,389,180
TOTAL EQUITY FUNDS (Cost $75,703,987)		71,246,998
Fixed-Income Funds - 40.4%
	Shares	Value
High Yield Fixed - Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	852,095	$ 7,779,629
Investment Grade Fixed - Income Funds - 35.4%
Fidelity Advisor Government Income Fund Institutional Class	1,699,667	17,676,538
Fidelity Advisor Intermediate Bond Fund Institutional Class	855,273	8,903,390
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,042,560	10,999,011
Fidelity Advisor Total Bond Fund Institutional Class	1,705,737	17,262,054
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		54,840,993
TOTAL FIXED-INCOME FUNDS (Cost $62,943,235)		62,620,622
Short-Term Funds - 13.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,154,678	10,357,465
Fidelity Institutional Money Market Portfolio Institutional Class	10,673,122	10,673,122
TOTAL SHORT-TERM FUNDS (Cost $21,428,552)		21,030,587
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $160,075,774)		$ 154,898,207
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 154,898,207	$ 154,898,207	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $160,076,759. Net unrealized depreciation aggregated $5,178,552, of which $2,867,635 related to appreciated investment securities and $8,046,187 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.818354.103

AFF10-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.8%
	Shares	Value
Domestic Equity Funds - 38.2%
Fidelity 100 Index Fund	1,848,178	$ 16,781,453
Fidelity Advisor Dividend Growth Fund Institutional Class	3,012,838	32,659,167
Fidelity Advisor Equity Growth Fund Institutional Class	662,261	40,828,409
Fidelity Advisor Equity Income Fund Institutional Class	2,164,244	53,954,613
Fidelity Advisor Growth & Income Fund Institutional Class	2,711,387	49,781,065
Fidelity Advisor Large Cap Fund Institutional Class	2,831,190	47,903,740
Fidelity Advisor Mid Cap Fund Institutional Class	1,227,105	26,812,250
Fidelity Advisor Small Cap Fund Institutional Class	540,868	13,099,832
Fidelity Small Cap Opportunities Fund	1,541,489	12,162,347
TOTAL DOMESTIC EQUITY FUNDS		293,982,876
International Equity Funds - 9.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,847,654	37,026,989
Fidelity Advisor Overseas Fund Institutional Class	1,723,429	37,002,010
TOTAL INTERNATIONAL EQUITY FUNDS		74,028,999
TOTAL EQUITY FUNDS (Cost $380,136,040)		368,011,875
Fixed-Income Funds - 41.3%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,179,698	$ 38,160,646
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Advisor Government Income Fund Institutional Class	7,621,914	79,267,905
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,850,378	50,492,436
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,185,461	54,706,615
Fidelity Advisor Total Bond Fund Institutional Class	9,396,082	95,088,347
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		279,555,303
TOTAL FIXED-INCOME FUNDS (Cost $320,205,195)		317,715,949
Short-Term Funds - 10.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,257,480	38,189,595
Fidelity Institutional Money Market Portfolio Institutional Class	45,785,951	45,785,951
TOTAL SHORT-TERM FUNDS (Cost $85,767,397)		83,975,546
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $786,108,632)		$ 769,703,370
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 769,703,370	$ 769,703,370	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $786,120,740. Net unrealized depreciation aggregated $16,417,370, of which $21,037,285 related to appreciated investment securities and $37,454,655 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.818355.103

AFF15-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 42.0%
Fidelity 100 Index Fund	2,645,034	$ 24,016,909
Fidelity Advisor Dividend Growth Fund Institutional Class	4,138,693	44,863,435
Fidelity Advisor Equity Growth Fund Institutional Class	929,477	57,302,277
Fidelity Advisor Equity Income Fund Institutional Class	3,049,597	76,026,451
Fidelity Advisor Growth & Income Fund Institutional Class	3,797,806	69,727,723
Fidelity Advisor Large Cap Fund Institutional Class	3,980,769	67,354,614
Fidelity Advisor Mid Cap Fund Institutional Class	1,720,909	37,601,860
Fidelity Advisor Small Cap Fund Institutional Class	752,528	18,226,233
Fidelity Small Cap Opportunities Fund	2,138,636	16,873,837
TOTAL DOMESTIC EQUITY FUNDS		411,993,339
International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,576,836	51,639,803
Fidelity Advisor Overseas Fund Institutional Class	2,404,670	51,628,257
TOTAL INTERNATIONAL EQUITY FUNDS		103,268,060
TOTAL EQUITY FUNDS (Cost $542,941,096)		515,261,399
Fixed-Income Funds - 39.2%
	Shares	Value
High Yield Fixed - Income Funds - 5.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,009,895	$ 54,870,338
Investment Grade Fixed - Income Funds - 33.6%
Fidelity Advisor Government Income Fund Institutional Class	9,560,983	99,434,224
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,472,861	56,972,486
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,214,140	65,559,182
Fidelity Advisor Total Bond Fund Institutional Class	10,707,217	108,357,038
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		330,322,930
TOTAL FIXED-INCOME FUNDS (Cost $388,361,871)		385,193,268
Short-Term Funds - 8.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,970,432	35,614,777
Fidelity Institutional Money Market Portfolio Institutional Class	45,640,359	45,640,359
TOTAL SHORT-TERM FUNDS (Cost $82,629,568)		81,255,136
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,013,932,535)		$ 981,709,803
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 981,709,803	$ 981,709,803	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,013,949,318. Net unrealized depreciation aggregated $32,239,515, of which $22,829,121 related to appreciated investment securities and $55,068,636 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.818359.103

AFF20-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.2%
	Shares	Value
Domestic Equity Funds - 52.1%
Fidelity 100 Index Fund	5,635,984	$ 51,174,738
Fidelity Advisor Dividend Growth Fund Institutional Class	8,688,373	94,181,966
Fidelity Advisor Equity Growth Fund Institutional Class	1,933,006	119,169,842
Fidelity Advisor Equity Income Fund Institutional Class	6,278,617	156,525,920
Fidelity Advisor Growth & Income Fund Institutional Class	7,864,970	144,400,847
Fidelity Advisor Large Cap Fund Institutional Class	8,224,090	139,151,595
Fidelity Advisor Mid Cap Fund Institutional Class	3,567,547	77,950,903
Fidelity Advisor Small Cap Fund Institutional Class	1,553,662	37,629,698
Fidelity Small Cap Opportunities Fund	4,680,991	36,933,017
TOTAL DOMESTIC EQUITY FUNDS		857,118,526
International Equity Funds - 13.1%
Fidelity Advisor Diversified International Fund Institutional Class	5,360,098	107,416,358
Fidelity Advisor Overseas Fund Institutional Class	5,001,041	107,372,345
TOTAL INTERNATIONAL EQUITY FUNDS		214,788,703
TOTAL EQUITY FUNDS (Cost $1,110,395,734)		1,071,907,229
Fixed-Income Funds - 33.8%
	Shares	Value
High Yield Fixed - Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,431,667	$ 122,631,123
Investment Grade Fixed - Income Funds - 26.4%
Fidelity Advisor Government Income Fund Institutional Class	12,133,062	126,183,844
Fidelity Advisor Intermediate Bond Fund Institutional Class	7,385,365	76,881,645
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,068,291	85,120,469
Fidelity Advisor Total Bond Fund Institutional Class	14,437,202	146,104,485
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		434,290,443
TOTAL FIXED-INCOME FUNDS (Cost $563,814,499)		556,921,566
Short-Term Funds - 1.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	787,097	7,060,263
Fidelity Institutional Money Market Portfolio Institutional Class	9,297,540	9,297,540
TOTAL SHORT-TERM FUNDS (Cost $16,580,367)		16,357,803
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,690,790,600)		$ 1,645,186,598
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,645,186,598	$ 1,645,186,598	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,690,820,141. Net unrealized depreciation aggregated $45,633,543, of which $55,603,402 related to appreciated investment securities and $101,236,945 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.818367.103

AFF25-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.4%
	Shares	Value
Domestic Equity Funds - 55.4%
Fidelity 100 Index Fund	3,173,330	$ 28,813,840
Fidelity Advisor Dividend Growth Fund Institutional Class	5,370,602	58,217,322
Fidelity Advisor Equity Growth Fund Institutional Class	1,228,488	75,736,304
Fidelity Advisor Equity Income Fund Institutional Class	4,006,887	99,891,705
Fidelity Advisor Growth & Income Fund Institutional Class	4,964,245	91,143,531
Fidelity Advisor Large Cap Fund Institutional Class	5,220,585	88,332,297
Fidelity Advisor Mid Cap Fund Institutional Class	2,210,620	48,302,052
Fidelity Advisor Small Cap Fund Institutional Class	1,005,948	24,364,050
Fidelity Small Cap Opportunities Fund	2,789,209	22,006,861
TOTAL DOMESTIC EQUITY FUNDS		536,807,962
International Equity Funds - 14.0%
Fidelity Advisor Diversified International Fund Institutional Class	3,366,256	67,459,761
Fidelity Advisor Overseas Fund Institutional Class	3,148,260	67,593,134
TOTAL INTERNATIONAL EQUITY FUNDS		135,052,895
TOTAL EQUITY FUNDS (Cost $720,271,264)		671,860,857
Fixed-Income Funds - 30.6%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,075,829	$ 73,732,320
Investment Grade Fixed-Income Funds - 23.0%
Fidelity Advisor Government Income Fund Institutional Class	7,047,672	73,295,789
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,348,228	34,855,055
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,224,584	44,569,366
Fidelity Advisor Total Bond Fund Institutional Class	6,945,693	70,290,417
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		223,010,627
TOTAL FIXED-INCOME FUNDS (Cost $301,447,543)		296,742,947
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,021,718,807)		$ 968,603,804
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 968,603,804	$ 968,603,804	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,021,734,490. Net unrealized depreciation aggregated $53,130,686, of which $21,678,356 related to appreciated investment securities and $74,809,042 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.818364.103

AFF30-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.3%
	Shares	Value
Domestic Equity Funds - 64.2%
Fidelity 100 Index Fund	5,301,441	$ 48,137,083
Fidelity Advisor Dividend Growth Fund Institutional Class	7,654,008	82,969,448
Fidelity Advisor Equity Growth Fund Institutional Class	1,735,868	107,016,264
Fidelity Advisor Equity Income Fund Institutional Class	5,639,886	140,602,355
Fidelity Advisor Growth & Income Fund Institutional Class	7,021,826	128,920,723
Fidelity Advisor Large Cap Fund Institutional Class	7,366,544	124,641,927
Fidelity Advisor Mid Cap Fund Institutional Class	3,150,698	68,842,757
Fidelity Advisor Small Cap Fund Institutional Class	1,380,273	33,430,216
Fidelity Small Cap Opportunities Fund	4,067,445	32,092,138
TOTAL DOMESTIC EQUITY FUNDS		766,652,911
International Equity Funds - 16.1%
Fidelity Advisor Diversified International Fund Institutional Class	4,775,267	95,696,354
Fidelity Advisor Overseas Fund Institutional Class	4,460,391	95,764,595
TOTAL INTERNATIONAL EQUITY FUNDS		191,460,949
TOTAL EQUITY FUNDS (Cost $1,013,267,204)		958,113,860
Fixed-Income Funds - 19.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	9,988,791	$ 91,197,665
Investment Grade Fixed-Income Funds - 12.1%
Fidelity Advisor Government Income Fund Institutional Class	4,301,413	44,734,694
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,258,933	23,515,496
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,725,753	28,756,698
Fidelity Advisor Total Bond Fund Institutional Class	4,675,944	47,320,557
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		144,327,445
TOTAL FIXED-INCOME FUNDS (Cost $241,077,846)		235,525,110
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,254,345,050)		$ 1,193,638,970
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,193,638,970	$ 1,193,638,970	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,254,364,327. Net unrealized depreciation aggregated $60,725,357, of which $37,326,563 related to appreciated investment securities and $98,051,920 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.818365.103

AFF35-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value
Domestic Equity Funds - 65.6%
Fidelity 100 Index Fund	2,376,566	$ 21,579,217
Fidelity Advisor Dividend Growth Fund Institutional Class	3,776,637	40,938,746
Fidelity Advisor Equity Growth Fund Institutional Class	863,629	53,242,745
Fidelity Advisor Equity Income Fund Institutional Class	2,829,698	70,544,374
Fidelity Advisor Growth & Income Fund Institutional Class	3,484,201	63,969,925
Fidelity Advisor Large Cap Fund Institutional Class	3,680,640	62,276,427
Fidelity Advisor Mid Cap Fund Institutional Class	1,536,258	33,567,227
Fidelity Advisor Small Cap Fund Institutional Class	688,335	16,671,470
Fidelity Small Cap Opportunities Fund	1,963,558	15,492,471
TOTAL DOMESTIC EQUITY FUNDS		378,282,602
International Equity Funds - 16.4%
Fidelity Advisor Diversified International Fund Institutional Class	2,362,466	47,343,827
Fidelity Advisor Overseas Fund Institutional Class	2,210,673	47,463,154
TOTAL INTERNATIONAL EQUITY FUNDS		94,806,981
TOTAL EQUITY FUNDS (Cost $515,389,519)		473,089,583
Fixed-Income Funds - 18.0%
	Shares	Value
High Yield Fixed - Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,852,659	$ 44,304,773
Investment Grade Fixed - Income Funds - 10.3%
Fidelity Advisor Government Income Fund Institutional Class	1,883,863	19,592,172
Fidelity Advisor Intermediate Bond Fund Institutional Class	887,468	9,238,539
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,119,415	11,809,826
Fidelity Advisor Total Bond Fund Institutional Class	1,855,119	18,773,808
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		59,414,345
TOTAL FIXED-INCOME FUNDS (Cost $106,712,411)		103,719,118
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $622,101,930)		$ 576,808,701
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 576,808,701	$ 576,808,701	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $622,110,184. Net unrealized depreciation aggregated $45,301,483, of which $10,960,821 related to appreciated investment securities and $56,262,304 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.818366.103

AFF40-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.1%
	Shares	Value
Domestic Equity Funds - 67.4%
Fidelity 100 Index Fund	4,419,463	$ 40,128,721
Fidelity Advisor Dividend Growth Fund Institutional Class	5,824,179	63,134,096
Fidelity Advisor Equity Growth Fund Institutional Class	1,292,588	79,688,025
Fidelity Advisor Equity Income Fund Institutional Class	4,210,377	104,964,700
Fidelity Advisor Growth & Income Fund Institutional Class	5,250,807	96,404,812
Fidelity Advisor Large Cap Fund Institutional Class	5,494,826	92,972,456
Fidelity Advisor Mid Cap Fund Institutional Class	2,370,817	51,802,347
Fidelity Advisor Small Cap Fund Institutional Class	1,026,932	24,872,295
Fidelity Small Cap Opportunities Fund	3,128,233	24,681,755
TOTAL DOMESTIC EQUITY FUNDS		578,649,207
International Equity Funds - 16.7%
Fidelity Advisor Diversified International Fund Institutional Class	3,577,486	71,692,811
Fidelity Advisor Overseas Fund Institutional Class	3,337,783	71,662,205
TOTAL INTERNATIONAL EQUITY FUNDS		143,355,016
TOTAL EQUITY FUNDS (Cost $761,106,564)		722,004,223
Fixed-Income Funds - 15.9%
	Shares	Value
High Yield Fixed - Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	9,294,425	$ 84,858,104
Investment Grade Fixed - Income Funds - 6.0%
Fidelity Advisor Government Income Fund Institutional Class	1,433,191	14,905,183
Fidelity Advisor Intermediate Bond Fund Institutional Class	851,456	8,863,660
Fidelity Advisor Strategic Real Return Fund Institutional Class	946,496	9,985,533
Fidelity Advisor Total Bond Fund Institutional Class	1,718,018	17,386,342
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		51,140,718
TOTAL FIXED-INCOME FUNDS (Cost $141,386,820)		135,998,822
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $902,493,384)		$ 858,003,045
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 858,003,045	$ 858,003,045	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $902,506,534. Net unrealized depreciation aggregated $44,503,489, of which $28,841,065 related to appreciated investment securities and $73,344,554 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.833434.102

AFF45-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.2%
	Shares	Value
Domestic Equity Funds - 68.8%
Fidelity 100 Index Fund	576,821	$ 5,237,534
Fidelity Advisor Dividend Growth Fund Institutional Class	830,333	9,000,814
Fidelity Advisor Equity Growth Fund Institutional Class	150,869	9,301,097
Fidelity Advisor Equity Income Fund Institutional Class	488,381	12,175,349
Fidelity Advisor Growth & Income Fund Institutional Class	623,901	11,454,829
Fidelity Advisor Large Cap Fund Institutional Class	653,726	11,061,037
Fidelity Advisor Mid Cap Fund Institutional Class	266,019	5,812,520
Fidelity Advisor Small Cap Fund Institutional Class	125,213	3,032,647
Fidelity Small Cap Opportunities Fund	507,742	4,006,083
TOTAL DOMESTIC EQUITY FUNDS		71,081,910
International Equity Funds - 17.4%
Fidelity Advisor Diversified International Fund Institutional Class	449,215	9,002,275
Fidelity Advisor Overseas Fund Institutional Class	418,632	8,988,039
TOTAL INTERNATIONAL EQUITY FUNDS		17,990,314
TOTAL EQUITY FUNDS (Cost $99,793,743)		89,072,224
Fixed-Income Funds - 13.8%
	Shares	Value
High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,116,477	$ 10,193,431
Investment Grade Fixed-Income Funds - 3.9%
Fidelity Advisor Government Income Fund Institutional Class	142,314	1,480,062
Fidelity Advisor Intermediate Bond Fund Institutional Class	28,408	295,729
Fidelity Advisor Strategic Real Return Fund Institutional Class	150,971	1,592,743
Fidelity Advisor Total Bond Fund Institutional Class	65,481	662,669
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,031,203
TOTAL FIXED-INCOME FUNDS (Cost $14,887,798)		14,224,634
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $114,681,541)		$ 103,296,858
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 103,296,858	$ 103,296,858	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $114,683,250. Net unrealized depreciation aggregated $11,386,392, of which $462,789 related to appreciated investment securities and $11,849,181 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.833438.102

AFF50-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.6%
	Shares	Value
Domestic Equity Funds - 70.1%
Fidelity 100 Index Fund	586,146	$ 5,322,202
Fidelity Advisor Dividend Growth Fund Institutional Class	819,372	8,881,988
Fidelity Advisor Equity Growth Fund Institutional Class	148,366	9,146,789
Fidelity Advisor Equity Income Fund Institutional Class	475,493	11,854,037
Fidelity Advisor Growth & Income Fund Institutional Class	595,147	10,926,893
Fidelity Advisor Large Cap Fund Institutional Class	621,424	10,514,492
Fidelity Advisor Mid Cap Fund Institutional Class	263,166	5,750,172
Fidelity Advisor Small Cap Fund Institutional Class	119,999	2,906,368
Fidelity Small Cap Opportunities Fund	580,489	4,580,056
TOTAL DOMESTIC EQUITY FUNDS		69,882,997
International Equity Funds - 19.5%
Fidelity Advisor Diversified International Fund Institutional Class	487,136	9,762,204
Fidelity Advisor Overseas Fund Institutional Class	453,674	9,740,374
TOTAL INTERNATIONAL EQUITY FUNDS		19,502,578
TOTAL EQUITY FUNDS (Cost $100,675,371)		89,385,575
Fixed-Income Funds - 10.4%
	Shares	Value
High Yield Fixed - Income Funds - 9.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,069,454	$ 9,764,111
Investment Grade Fixed - Income Funds - 0.6%
Fidelity Advisor Government Income Fund Institutional Class	13,231	137,598
Fidelity Advisor Intermediate Bond Fund Institutional Class	18,520	192,797
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,931	94,217
Fidelity Advisor Total Bond Fund Institutional Class	13,802	139,673
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		564,285
TOTAL FIXED-INCOME FUNDS (Cost $11,101,436)		10,328,396
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $111,776,807)		$ 99,713,971
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 99,713,971	$ 99,713,971	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $111,778,251. Net unrealized depreciation aggregated $12,064,280, of which $403,607 related to appreciated investment securities and $12,467,887 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.818360.103

AFF-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.4%
	Shares	Value
Domestic Equity Funds - 19.4%
Fidelity 100 Index Fund	220,666	$ 2,003,647
Fidelity Advisor Dividend Growth Fund Institutional Class	338,235	3,666,462
Fidelity Advisor Equity Growth Fund Institutional Class	76,749	4,731,570
Fidelity Advisor Equity Income Fund Institutional Class	251,987	6,282,031
Fidelity Advisor Growth & Income Fund Institutional Class	311,285	5,715,202
Fidelity Advisor Large Cap Fund Institutional Class	327,141	5,535,230
Fidelity Advisor Mid Cap Fund Institutional Class	146,314	3,196,964
Fidelity Advisor Small Cap Fund Institutional Class	60,686	1,469,821
Fidelity Small Cap Opportunities Fund	188,819	1,489,783
TOTAL EQUITY FUNDS (Cost $35,187,800)		34,090,710
Fixed-Income Funds - 40.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	955,659	8,725,168

	Shares	Value
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Advisor Government Income Fund Institutional Class	1,941,880	$ 20,195,555
Fidelity Advisor Intermediate Bond Fund Institutional Class	994,651	10,354,321
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,168,559	12,328,294
Fidelity Advisor Total Bond Fund Institutional Class	1,838,736	18,608,012
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		61,486,182
TOTAL FIXED-INCOME FUNDS (Cost $70,683,412)		70,211,350
Short-Term Funds - 40.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,972,051	35,629,296
Fidelity Institutional Money Market Portfolio Institutional Class	35,763,373	35,763,371
TOTAL SHORT-TERM FUNDS (Cost $72,789,272)		71,392,667
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $178,660,484)		$ 175,694,727
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 175,694,727	$ 175,694,727	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $178,661,111. Net unrealized depreciation aggregated $2,966,384, of which $2,461,254 related to appreciated investment securities and $5,427,638 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2000 Fund

June 30, 2008

1.818351.103

F00-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 24.6%
	Shares	Value
Domestic Equity Funds - 24.1%
Fidelity 100 Index Fund	7,670,401	$ 69,647,239
Fidelity Blue Chip Growth Fund	484,593	19,189,893
Fidelity Disciplined Equity Fund	3,367,283	88,088,131
Fidelity Equity-Income Fund	1,691,535	78,064,333
Fidelity Growth Company Fund	726,218	56,957,294
Fidelity Mid-Cap Stock Fund	1,168,768	32,819,012
Fidelity OTC Portfolio (a)	119,336	5,440,527
Fidelity Small Cap Growth Fund	475,290	6,673,068
Fidelity Small Cap Opportunities Fund	1,639,387	12,934,761
Fidelity Small Cap Value Fund	534,650	6,100,360
Fidelity Value Fund	760,771	50,636,909
TOTAL DOMESTIC EQUITY FUNDS		426,551,527
International Equity Funds - 0.5%
Fidelity Diversified International Fund	64,039	2,307,955
Fidelity Europe Fund	69,353	2,661,776
Fidelity Japan Fund	78,999	1,056,219
Fidelity Overseas Fund	51,351	2,129,013
Fidelity Southeast Asia Fund	11,754	354,977
TOTAL INTERNATIONAL EQUITY FUNDS		8,509,940
TOTAL EQUITY FUNDS (Cost $424,772,903)		435,061,467
Fixed-Income Funds - 36.5%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	5,385,880	$ 44,918,237
Fidelity High Income Fund	5,384,910	45,017,845
TOTAL HIGH YIELD FIXED-INCOME FUNDS		89,936,082
Investment Grade Fixed-Income Funds - 31.4%
Fidelity Government Income Fund	13,538,982	140,534,637
Fidelity Intermediate Bond Fund	8,166,368	80,847,041
Fidelity Investment Grade Bond Fund	19,829,916	138,016,217
Fidelity Strategic Real Return Fund	11,068,422	116,993,218
Fidelity Total Bond Fund	7,819,957	79,216,160
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		555,607,273
TOTAL FIXED-INCOME FUNDS (Cost $643,795,731)		645,543,355
Short-Term Funds - 38.9%

Fidelity Institutional Money Market Portfolio Institutional Class	347,984,973	347,984,973
Fidelity Short-Term Bond Fund	40,611,018	338,695,888
TOTAL SHORT-TERM FUNDS (Cost $705,519,081)		686,680,861
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,774,087,715)		$ 1,767,285,683
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,767,285,683	$ 1,767,285,683	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,774,804,266. Net unrealized depreciation aggregated $7,518,583, of which $57,759,445 related to appreciated investment securities and $65,278,028 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2005 Fund

June 30, 2008

1.818352.103

F05-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.8%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity 100 Index Fund	7,007,974	$ 63,632,405
Fidelity Blue Chip Growth Fund	541,494	21,443,158
Fidelity Disciplined Equity Fund	3,212,338	84,034,750
Fidelity Equity-Income Fund	1,635,323	75,470,165
Fidelity Growth Company Fund	685,577	53,769,821
Fidelity Mid-Cap Stock Fund	1,214,314	34,097,943
Fidelity OTC Portfolio (a)	236,821	10,796,678
Fidelity Small Cap Growth Fund	442,438	6,211,825
Fidelity Small Cap Opportunities Fund	1,459,281	11,513,729
Fidelity Small Cap Value Fund	503,146	5,740,896
Fidelity Value Fund	747,492	49,753,082
TOTAL DOMESTIC EQUITY FUNDS		416,464,452
International Equity Funds - 9.1%
Fidelity Diversified International Fund	765,052	27,572,483
Fidelity Europe Fund	817,666	31,382,036
Fidelity Japan Fund	681,584	9,112,773
Fidelity Overseas Fund	638,407	26,468,358
Fidelity Southeast Asia Fund	125,363	3,785,967
TOTAL INTERNATIONAL EQUITY FUNDS		98,321,617
TOTAL EQUITY FUNDS (Cost $544,256,149)		514,786,069
Fixed-Income Funds - 39.1%
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	3,271,638	27,285,458
Fidelity High Income Fund	3,296,992	27,562,853
TOTAL HIGH YIELD FIXED-INCOME FUNDS		54,848,311

	Shares	Value
Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund	8,800,011	$ 91,344,115
Fidelity Intermediate Bond Fund	5,044,347	49,939,030
Fidelity Investment Grade Bond Fund	12,475,232	86,827,614
Fidelity Strategic Real Return Fund	7,289,772	77,052,895
Fidelity Total Bond Fund	6,062,797	61,416,130
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		366,579,784
TOTAL FIXED-INCOME FUNDS (Cost $427,494,061)		421,428,095
Short-Term Funds - 13.1%

Fidelity Institutional Money Market Portfolio Institutional Class	69,510,635	69,510,635
Fidelity Short-Term Bond Fund	8,615,110	71,850,016
TOTAL SHORT-TERM FUNDS (Cost $145,057,354)		141,360,651
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,116,807,564)		$ 1,077,574,815
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,077,574,815	$ 1,077,574,815	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,116,848,530. Net unrealized depreciation aggregated $39,273,715, of which $27,534,058 related to appreciated investment securities and $66,807,773 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2010 Fund

June 30, 2008

1.818356.103

F10-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 39.7%
Fidelity 100 Index Fund	107,053,400	$ 972,044,873
Fidelity Blue Chip Growth Fund	6,078,777	240,719,568
Fidelity Disciplined Equity Fund	43,539,331	1,138,988,900
Fidelity Equity-Income Fund	21,716,285	1,002,206,548
Fidelity Growth Company Fund	9,018,213	707,298,473
Fidelity Mid-Cap Stock Fund	16,550,007	464,724,195
Fidelity OTC Portfolio (a)	2,780,699	126,772,057
Fidelity Small Cap Growth Fund	5,571,979	78,230,591
Fidelity Small Cap Opportunities Fund	18,158,987	143,274,405
Fidelity Small Cap Value Fund	6,198,489	70,724,764
Fidelity Value Fund	9,543,879	635,240,616
TOTAL DOMESTIC EQUITY FUNDS		5,580,224,990
International Equity Funds - 9.9%
Fidelity Diversified International Fund	10,729,501	386,691,228
Fidelity Europe Fund	12,215,810	468,842,781
Fidelity Japan Fund	9,209,308	123,128,449
Fidelity Overseas Fund	8,911,038	369,451,625
Fidelity Southeast Asia Fund	1,681,407	50,778,492
TOTAL INTERNATIONAL EQUITY FUNDS		1,398,892,575
TOTAL EQUITY FUNDS (Cost $6,874,328,746)		6,979,117,565
Fixed-Income Funds - 40.2%
	Shares	Value
High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	43,205,245	$ 360,331,748
Fidelity High Income Fund	43,534,637	363,949,567
TOTAL HIGH YIELD FIXED-INCOME FUNDS		724,281,315
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Government Income Fund	110,843,777	1,150,558,403
Fidelity Intermediate Bond Fund	71,018,169	703,079,871
Fidelity Investment Grade Bond Fund	179,705,065	1,250,747,256
Fidelity Strategic Real Return Fund	98,992,879	1,046,354,726
Fidelity Total Bond Fund	76,037,243	770,257,270
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,920,997,526
TOTAL FIXED-INCOME FUNDS (Cost $5,652,776,072)		5,645,278,841
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	715,667,994	715,667,994
Fidelity Short-Term Bond Fund	85,726,324	714,957,541
TOTAL SHORT-TERM FUNDS (Cost $1,471,307,362)		1,430,625,535
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $13,998,412,180)		$ 14,055,021,941
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,055,021,941	$ 14,055,021,941	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $14,007,379,370. Net unrealized appreciation aggregated $47,642,571, of which $797,629,972 related to appreciated investment securities and $749,987,401 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2015 Fund

June 30, 2008

1.818357.103

F15-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.9%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity 100 Index Fund	47,615,900	$ 432,352,371
Fidelity Blue Chip Growth Fund	4,057,728	160,686,040
Fidelity Disciplined Equity Fund	25,946,122	678,750,557
Fidelity Equity-Income Fund	13,342,583	615,760,202
Fidelity Growth Company Fund	5,510,009	432,150,009
Fidelity Mid-Cap Stock Fund	9,558,260	268,395,944
Fidelity OTC Portfolio (a)	1,895,687	86,424,363
Fidelity Small Cap Growth Fund	3,574,146	50,181,014
Fidelity Small Cap Opportunities Fund	11,512,727	90,835,419
Fidelity Small Cap Value Fund	4,035,013	46,039,503
Fidelity Value Fund	6,084,650	404,994,280
TOTAL DOMESTIC EQUITY FUNDS		3,266,569,702
International Equity Funds - 11.2%
Fidelity Diversified International Fund	7,008,440	252,584,188
Fidelity Europe Fund	6,627,292	254,355,457
Fidelity Japan Fund	5,522,701	73,838,513
Fidelity Overseas Fund	5,883,992	243,950,305
Fidelity Southeast Asia Fund	991,699	29,949,325
TOTAL INTERNATIONAL EQUITY FUNDS		854,677,788
TOTAL EQUITY FUNDS (Cost $4,400,737,638)		4,121,247,490
Fixed-Income Funds - 38.9%
	Shares	Value
High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	25,715,127	$ 214,464,159
Fidelity High Income Fund	25,792,541	215,625,646
TOTAL HIGH YIELD FIXED-INCOME FUNDS		430,089,805
Investment Grade Fixed-Income Funds - 33.3%
Fidelity Government Income Fund	65,897,337	684,014,355
Fidelity Intermediate Bond Fund	30,094,675	297,937,284
Fidelity Investment Grade Bond Fund	75,454,901	525,166,112
Fidelity Strategic Real Return Fund	48,860,538	516,455,886
Fidelity Total Bond Fund	51,959,586	526,350,610
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,549,924,247
TOTAL FIXED-INCOME FUNDS (Cost $3,023,805,774)		2,980,014,052
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Institutional Class	272,806,171	272,806,171
Fidelity Short-Term Bond Fund	33,386,005	278,439,282
TOTAL SHORT-TERM FUNDS (Cost $563,756,713)		551,245,453
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,988,300,125)		$ 7,652,506,995
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,652,506,995	$ 7,652,506,995	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,988,393,433. Net unrealized depreciation aggregated $335,886,438, of which $181,124,737 related to appreciated investment securities and $517,011,175 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2020 Fund

June 30, 2008

1.818361.103

F20-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.2%
	Shares	Value
Domestic Equity Funds - 52.7%
Fidelity 100 Index Fund	192,489,823	$ 1,747,807,593
Fidelity Blue Chip Growth Fund	13,121,638	519,616,848
Fidelity Disciplined Equity Fund	83,231,597	2,177,338,574
Fidelity Equity-Income Fund	42,117,059	1,943,702,294
Fidelity Growth Company Fund	17,986,927	1,410,714,722
Fidelity Mid-Cap Stock Fund	34,073,020	956,770,394
Fidelity OTC Portfolio (a)	6,171,027	281,337,124
Fidelity Small Cap Growth Fund	11,311,189	158,809,093
Fidelity Small Cap Opportunities Fund	36,174,476	285,416,616
Fidelity Small Cap Value Fund	12,559,823	143,307,575
Fidelity Value Fund	19,425,622	1,292,969,392
TOTAL DOMESTIC EQUITY FUNDS		10,917,790,225
International Equity Funds - 13.5%
Fidelity Diversified International Fund	21,965,068	791,621,054
Fidelity Europe Fund	23,722,466	910,468,237
Fidelity Japan Fund	18,071,969	241,622,228
Fidelity Overseas Fund	18,374,968	761,826,186
Fidelity Southeast Asia Fund	3,380,215	102,082,496
TOTAL INTERNATIONAL EQUITY FUNDS		2,807,620,201
TOTAL EQUITY FUNDS (Cost $13,577,660,268)		13,725,410,426
Fixed-Income Funds - 33.0%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
Fidelity Capital & Income Fund	93,525,470	$ 780,002,420
Fidelity High Income Fund	94,129,636	786,923,760
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,566,926,180
Investment Grade Fixed-Income Funds - 25.4%
Fidelity Government Income Fund	123,920,326	1,286,292,983
Fidelity Intermediate Bond Fund	74,977,589	742,278,134
Fidelity Investment Grade Bond Fund	188,373,392	1,311,078,809
Fidelity Strategic Real Return Fund	103,174,888	1,090,558,565
Fidelity Total Bond Fund	83,876,680	849,670,764
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,279,879,255
TOTAL FIXED-INCOME FUNDS (Cost $6,911,463,977)		6,846,805,435
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Institutional Class	70,666,480	70,666,480
Fidelity Short-Term Bond Fund	10,482,423	87,423,405
TOTAL SHORT-TERM FUNDS (Cost $161,720,899)		158,089,885
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,650,845,144)		$ 20,730,305,746
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,730,305,746	$ 20,730,305,746	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $20,658,420,276. Net unrealized appreciation aggregated $71,885,470, of which $1,446,196,441 related to appreciated investment securities and $1,374,310,971 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2025 Fund

June 30, 2008

1.818369.103

F25-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.0%
	Shares	Value
Domestic Equity Funds - 55.5%
Fidelity 100 Index Fund	53,799,836	$ 488,502,514
Fidelity Blue Chip Growth Fund	4,969,155	196,778,525
Fidelity Disciplined Equity Fund	32,485,756	849,827,384
Fidelity Equity-Income Fund	16,831,602	776,778,429
Fidelity Growth Company Fund	6,877,374	539,392,468
Fidelity Mid-Cap Stock Fund	11,751,868	329,992,456
Fidelity OTC Portfolio (a)	2,338,420	106,608,562
Fidelity Small Cap Growth Fund	4,479,644	62,894,200
Fidelity Small Cap Opportunities Fund	14,228,801	112,265,239
Fidelity Small Cap Value Fund	5,094,309	58,126,071
Fidelity Value Fund	7,666,698	510,295,405
TOTAL DOMESTIC EQUITY FUNDS		4,031,461,253
International Equity Funds - 14.5%
Fidelity Diversified International Fund	8,892,811	320,496,915
Fidelity Europe Fund	7,823,937	300,282,686
Fidelity Japan Fund	6,550,550	87,580,857
Fidelity Overseas Fund	7,477,905	310,033,935
Fidelity Southeast Asia Fund	1,184,414	35,769,315
TOTAL INTERNATIONAL EQUITY FUNDS		1,054,163,708
TOTAL EQUITY FUNDS (Cost $5,469,336,715)		5,085,624,961
Fixed-Income Funds - 30.0%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
Fidelity Capital & Income Fund	33,039,118	$ 275,546,240
Fidelity High Income Fund	33,077,026	276,523,935
TOTAL HIGH YIELD FIXED-INCOME FUNDS		552,070,175
Investment Grade Fixed-Income Funds - 22.4%
Fidelity Government Income Fund	44,931,860	466,392,705
Fidelity Intermediate Bond Fund	16,322,844	161,596,157
Fidelity Investment Grade Bond Fund	42,489,633	295,727,848
Fidelity Strategic Real Return Fund	31,820,731	336,345,122
Fidelity Total Bond Fund	36,753,008	372,307,969
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,632,369,801
TOTAL FIXED-INCOME FUNDS (Cost $2,220,916,240)		2,184,439,976
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,690,252,955)		$ 7,270,064,937
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,270,064,937	$ 7,270,064,937	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,690,336,680. Net unrealized depreciation aggregated $420,271,743, of which $176,527,212 related to appreciated investment securities and $596,798,955 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2030 Fund

June 30, 2008

1.818370.103

F30-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.3%
	Shares	Value
Domestic Equity Funds - 63.7%
Fidelity 100 Index Fund	141,724,494	$ 1,286,858,410
Fidelity Blue Chip Growth Fund	12,591,018	498,604,326
Fidelity Disciplined Equity Fund	68,274,091	1,786,050,224
Fidelity Equity-Income Fund	34,811,379	1,606,545,137
Fidelity Growth Company Fund	14,912,624	1,169,597,099
Fidelity Mid-Cap Stock Fund	27,534,880	773,179,438
Fidelity OTC Portfolio (a)	5,542,161	252,667,099
Fidelity Small Cap Growth Fund	9,546,435	134,031,947
Fidelity Small Cap Opportunities Fund	29,946,968	236,281,579
Fidelity Small Cap Value Fund	10,687,534	121,944,757
Fidelity Value Fund	16,113,145	1,072,490,942
TOTAL DOMESTIC EQUITY FUNDS		8,938,250,958
International Equity Funds - 16.6%
Fidelity Diversified International Fund	18,396,841	663,022,136
Fidelity Europe Fund	19,222,811	737,771,480
Fidelity Japan Fund	15,373,777	205,547,402
Fidelity Overseas Fund	15,333,954	635,745,728
Fidelity Southeast Asia Fund	2,754,347	83,181,293
TOTAL INTERNATIONAL EQUITY FUNDS		2,325,268,039
TOTAL EQUITY FUNDS (Cost $11,364,333,737)		11,263,518,997
Fixed-Income Funds - 19.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.8%
Fidelity Capital & Income Fund	65,172,839	$ 543,541,473
Fidelity High Income Fund	65,565,450	548,127,166
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,091,668,639
Investment Grade Fixed-Income Funds - 11.9%
Fidelity Government Income Fund	40,309,526	418,412,881
Fidelity Intermediate Bond Fund	21,384,272	211,704,297
Fidelity Investment Grade Bond Fund	54,956,742	382,498,925
Fidelity Strategic Real Return Fund	32,400,526	342,473,562
Fidelity Total Bond Fund	30,560,760	309,580,501
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,664,670,166
TOTAL FIXED-INCOME FUNDS (Cost $2,798,037,860)		2,756,338,805
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,162,371,597)		$ 14,019,857,802
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,019,857,802	$ 14,019,857,802	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $14,168,842,930. Net unrealized depreciation aggregated $148,985,128, of which $989,170,427 related to appreciated investment securities and $1,138,155,555 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2035 Fund

June 30, 2008

1.818371.103

F35-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.3%
	Shares	Value
Domestic Equity Funds - 65.1%
Fidelity 100 Index Fund	37,220,291	$ 337,960,239
Fidelity Blue Chip Growth Fund	3,191,442	126,381,119
Fidelity Disciplined Equity Fund	22,806,736	596,624,202
Fidelity Equity-Income Fund	11,864,113	547,528,825
Fidelity Growth Company Fund	4,840,107	379,609,571
Fidelity Mid-Cap Stock Fund	8,214,481	230,662,616
Fidelity OTC Portfolio (a)	1,501,722	68,463,506
Fidelity Small Cap Growth Fund	3,151,311	44,244,400
Fidelity Small Cap Opportunities Fund	9,971,989	78,678,994
Fidelity Small Cap Value Fund	3,549,954	40,504,980
Fidelity Value Fund	5,428,022	361,289,150
TOTAL DOMESTIC EQUITY FUNDS		2,811,947,602
International Equity Funds - 17.2%
Fidelity Diversified International Fund	6,307,587	227,325,418
Fidelity Europe Fund	5,429,460	208,382,679
Fidelity Japan Fund	4,535,794	60,643,563
Fidelity Overseas Fund	5,311,429	220,211,863
Fidelity Southeast Asia Fund	833,112	25,159,968
TOTAL INTERNATIONAL EQUITY FUNDS		741,723,491
TOTAL EQUITY FUNDS (Cost $3,838,336,718)		3,553,671,093
Fixed-Income Funds - 17.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.7%
Fidelity Capital & Income Fund	19,996,636	$ 166,771,947
Fidelity High Income Fund	19,965,254	166,909,519
TOTAL HIGH YIELD FIXED-INCOME FUNDS		333,681,466
Investment Grade Fixed-Income Funds - 10.0%
Fidelity Government Income Fund	12,241,700	127,068,850
Fidelity Intermediate Bond Fund	3,889,770	38,508,727
Fidelity Investment Grade Bond Fund	10,582,955	73,657,370
Fidelity Strategic Real Return Fund	8,452,902	89,347,169
Fidelity Total Bond Fund	10,053,139	101,838,300
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		430,420,416
TOTAL FIXED-INCOME FUNDS (Cost $781,927,740)		764,101,882
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,620,264,458)		$ 4,317,772,975
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,317,772,975	$ 4,317,772,975	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $4,620,291,437. Net unrealized depreciation aggregated $302,518,462, of which $105,771,950 related to appreciated investment securities and $408,290,412 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2040 Fund

June 30, 2008

1.818372.103

F40-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 66.9%
Fidelity 100 Index Fund	75,718,256	$ 687,521,765
Fidelity Blue Chip Growth Fund	6,511,397	257,851,304
Fidelity Disciplined Equity Fund	38,120,378	997,229,100
Fidelity Equity-Income Fund	19,564,501	902,901,734
Fidelity Growth Company Fund	8,299,341	650,917,319
Fidelity Mid-Cap Stock Fund	14,528,101	407,949,084
Fidelity OTC Portfolio (a)	2,758,451	125,757,766
Fidelity Small Cap Growth Fund	5,319,506	74,685,863
Fidelity Small Cap Opportunities Fund	16,807,694	132,612,709
Fidelity Small Cap Value Fund	6,050,462	69,035,774
Fidelity Value Fund	9,078,908	604,292,094
TOTAL DOMESTIC EQUITY FUNDS		4,910,754,512
International Equity Funds - 17.7%
Fidelity Diversified International Fund	10,577,041	381,196,559
Fidelity Europe Fund	10,349,757	397,223,673
Fidelity Japan Fund	8,337,725	111,475,381
Fidelity Overseas Fund	8,847,436	366,814,679
Fidelity Southeast Asia Fund	1,468,692	44,354,501
TOTAL INTERNATIONAL EQUITY FUNDS		1,301,064,793
TOTAL EQUITY FUNDS (Cost $6,374,845,099)		6,211,819,305
Fixed-Income Funds - 15.4%
	Shares	Value
High Yield Fixed-Income Funds - 10.0%
Fidelity Capital & Income Fund	43,992,743	$ 366,899,473
Fidelity High Income Fund	44,148,304	369,079,821
TOTAL HIGH YIELD FIXED-INCOME FUNDS		735,979,294
Investment Grade Fixed-Income Funds - 5.4%
Fidelity Government Income Fund	10,745,733	111,540,705
Fidelity Intermediate Bond Fund	4,761,211	47,135,991
Fidelity Investment Grade Bond Fund	12,524,462	87,170,253
Fidelity Strategic Real Return Fund	8,357,255	88,336,182
Fidelity Total Bond Fund	6,174,433	62,547,002
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		396,730,133
TOTAL FIXED-INCOME FUNDS (Cost $1,156,469,035)		1,132,709,427
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,531,314,134)		$ 7,344,528,732
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,344,528,732	$ 7,344,528,732	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,531,984,957. Net unrealized depreciation aggregated $187,456,225, of which $452,839,359 related to appreciated investment securities and $640,295,584 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2045 Fund

June 30, 2008

1.833436.102

F45-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.5%
	Shares	Value
Domestic Equity Funds - 67.7%
Fidelity 100 Index Fund	7,141,426	$ 64,844,146
Fidelity Blue Chip Growth Fund	624,938	24,747,532
Fidelity Disciplined Equity Fund	4,697,249	122,880,025
Fidelity Equity-Income Fund	2,375,011	109,606,764
Fidelity Growth Company Fund	947,402	74,304,700
Fidelity Mid-Cap Stock Fund	1,297,489	36,433,486
Fidelity OTC Portfolio (a)	201,715	9,196,203
Fidelity Small Cap Growth Fund	605,045	8,494,829
Fidelity Small Cap Opportunities Fund	1,951,135	15,394,454
Fidelity Small Cap Value Fund	697,050	7,953,341
Fidelity Value Fund	1,075,524	71,586,874
TOTAL DOMESTIC EQUITY FUNDS		545,442,354
International Equity Funds - 17.8%
Fidelity Diversified International Fund	1,204,410	43,406,923
Fidelity Europe Fund	1,063,569	40,819,768
Fidelity Japan Fund	864,516	11,558,581
Fidelity Overseas Fund	1,020,624	42,315,077
Fidelity Southeast Asia Fund	160,777	4,855,462
TOTAL INTERNATIONAL EQUITY FUNDS		142,955,811
TOTAL EQUITY FUNDS (Cost $759,894,102)		688,398,165
Fixed-Income Funds - 14.5%
	Shares	Value
High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	4,947,091	$ 41,258,737
Fidelity High Income Fund	4,926,451	41,185,128
TOTAL HIGH YIELD FIXED-INCOME FUNDS		82,443,865
Investment Grade Fixed-Income Funds - 4.3%
Fidelity Government Income Fund	1,154,729	11,986,089
Fidelity Intermediate Bond Fund	285,290	2,824,366
Fidelity Investment Grade Bond Fund	719,534	5,007,955
Fidelity Strategic Real Return Fund	716,368	7,572,014
Fidelity Total Bond Fund	717,984	7,273,173
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		34,663,597
TOTAL FIXED-INCOME FUNDS (Cost $120,577,471)		117,107,462
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $880,471,573)		$ 805,505,627
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 805,505,627	$ 805,505,627	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $880,475,462. Net unrealized depreciation aggregated $74,969,835, of which $5,708,807 related to appreciated investment securities and $80,678,642 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom 2050 Fund

June 30, 2008

1.833437.102

F50-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.3%
	Shares	Value
Domestic Equity Funds - 68.9%
Fidelity 100 Index Fund	6,934,178	$ 62,962,334
Fidelity Blue Chip Growth Fund	569,596	22,555,988
Fidelity Disciplined Equity Fund	4,215,020	110,264,934
Fidelity Equity-Income Fund	2,169,169	100,107,164
Fidelity Growth Company Fund	876,098	68,712,348
Fidelity Mid-Cap Stock Fund	1,281,794	35,992,784
Fidelity OTC Portfolio (a)	195,907	8,931,390
Fidelity Small Cap Growth Fund	565,518	7,939,873
Fidelity Small Cap Opportunities Fund	1,819,371	14,354,835
Fidelity Small Cap Value Fund	652,545	7,445,536
Fidelity Value Fund	973,344	64,785,799
TOTAL DOMESTIC EQUITY FUNDS		504,052,985
International Equity Funds - 20.4%
Fidelity Diversified International Fund	1,206,571	43,484,828
Fidelity Europe Fund	1,179,439	45,266,875
Fidelity Japan Fund	964,777	12,899,067
Fidelity Overseas Fund	1,021,238	42,340,537
Fidelity Southeast Asia Fund	182,582	5,513,962
TOTAL INTERNATIONAL EQUITY FUNDS		149,505,269
TOTAL EQUITY FUNDS (Cost $727,540,996)		653,558,254
Fixed-Income Funds - 10.7%
	Shares	Value
High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	4,504,230	$ 37,565,278
Fidelity High Income Fund	4,485,441	37,498,290
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,063,568
Investment Grade Fixed-Income Funds - 0.5%
Fidelity Government Income Fund	92,124	956,252
Fidelity Intermediate Bond Fund	29,700	294,031
Fidelity Investment Grade Bond Fund	63,402	441,277
Fidelity Strategic Real Return Fund	62,458	660,183
Fidelity Total Bond Fund	72,825	737,719
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,089,462
TOTAL FIXED-INCOME FUNDS (Cost $81,469,220)		78,153,030
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $809,010,216)		$ 731,711,284
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 731,711,284	$ 731,711,284	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $809,012,644. Net unrealized depreciation aggregated $77,301,360, of which $4,525,681 related to appreciated investment securities and $81,827,041 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Freedom Income Fund

June 30, 2008

1.818362.103

FRI-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.0%
	Shares	Value
Domestic Equity Funds - 20.0%
Fidelity 100 Index Fund	9,381,559	$ 85,184,552
Fidelity Blue Chip Growth Fund	614,695	24,341,920
Fidelity Disciplined Equity Fund	4,134,608	108,161,333
Fidelity Equity-Income Fund	2,091,942	96,543,146
Fidelity Growth Company Fund	857,831	67,279,671
Fidelity Mid-Cap Stock Fund	1,235,693	34,698,264
Fidelity OTC Portfolio (a)	168,214	7,668,884
Fidelity Small Cap Growth Fund	564,543	7,926,181
Fidelity Small Cap Opportunities Fund	1,967,485	15,523,456
Fidelity Small Cap Value Fund	622,715	7,105,176
Fidelity Value Fund	926,108	61,641,770
TOTAL EQUITY FUNDS (Cost $504,632,286)		516,074,353
Fixed-Income Funds - 40.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	7,719,265	64,378,668
Fidelity High Income Fund	7,749,164	64,783,013
TOTAL HIGH YIELD FIXED-INCOME FUNDS		129,161,681
Investment Grade Fixed-Income Funds - 35.5%
Fidelity Government Income Fund	22,800,014	236,664,146
Fidelity Intermediate Bond Fund	13,609,941	134,738,411
Fidelity Investment Grade Bond Fund	33,100,524	230,379,644
Fidelity Strategic Real Return Fund	17,601,960	186,052,719
Fidelity Total Bond Fund	12,252,687	124,119,722
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		911,954,642
TOTAL FIXED-INCOME FUNDS (Cost $1,049,025,965)		1,041,116,323
Short-Term Funds - 39.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	513,757,466	$ 513,757,466
Fidelity Short-Term Bond Fund	60,273,544	502,681,359
TOTAL SHORT-TERM FUNDS (Cost $1,044,911,633)		1,016,438,825
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,598,569,884)		$ 2,573,629,501
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,573,629,501	$ 2,573,629,501	$ -	$ -
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,599,415,235. Net unrealized depreciation aggregated $25,785,734, of which $68,529,283 related to appreciated investment securities and $94,315,017 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2008